Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 9. TAXES

The Company’s net deferred tax assets (liabilities) is as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets (liabilities):
Net operating losses	$—	$107,105
Start up costs	207,331	—
Unrealized gain on investments held in Trust account	(46,496)	(1,603)
Total deferred tax assets	160,835	105,502

Valuation Allowance	(207,331)	(105,502)

Deferred tax liability, net	$(46,496)	$—

Below is breakdown of the income tax provision.

	For the	For the
	Year	Year
	Ended	Ended
	December 31, 2022	December 31, 2021
Federal
Current	$234,087	$—
Deferred	(38,730)	(93,119)
State and local
Current	48,434	—
Deferred	(8,013)	(12,383)
Change in valuation allowance	101,829	105,502
Income tax provision	$337,607	$—

As of December 31, 2021, the Company had $450,159 of U.S. federal loss carryovers and $450,159 of state operating loss carryovers that do not expire and are available to offset future taxable income. There were no NOLs as of December 31, 2022. The net operating losses are not available to be used until the tax returns are filed.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and 2021, the change in the valuation allowance was $101,829 and $105,502.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the	For the
	Year	Year
	Ended	Ended
	December 31,	December 31,
	2022	2021
U.S. federal statutory rate	21.0%	21.0%
State tax, net of federal tax benefit	4.4%	2.8%
Change in fair value of warrant liability	(14.1)%	(27.3)%
Change in fair value of debt	8.2%	—
Warrant issuance costs	—%	1.8%
Other	—%	—%
Valuation allowance	1.4%	1.7%
Income tax provision	4.5%	—

The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2022 and 2021, due to the valuation allowance recorded on the Company’s net operating losses and start up costs as well as the change in the fair value of the warrant liability and debt, state tax, net of federal tax benefit and the warrant issuance costs. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers Florida to be a significant state tax jurisdiction.